Supplemental Balance Sheet Information - Summary of Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet Related Disclosures [Abstract]
Accrual for purchased materials	$ 64,617	$ 15,600
Employee compensation and benefits	27,134	8,107
Sales, use, and property taxes	12,007	5,974
Interest	9,058	879
Income taxes	3,600
Tax receivable agreement	3,448
Tax distribution to redeemable noncontrolling interests	15,644
Other	23,796	7,589
Total	$ 159,304	$ 38,149	$ 29,890